Currency translation rates (Tables)	12 Months Ended
Dec. 31, 2025
Foreign Exchange Rates Tables [Line Items]
Currency translation rates
Currency translation rates
Closing exchange rate Average rate
1
As of For the year ended
31.12.25 31.12.24 31.12.25 31.12.24 31.12.23
1 CHF 1.26 1.10 1.21 1.13 1.11
1 EUR 1.17 1.04 1.13 1.08 1.08
1 GBP 1.35 1.25 1.33 1.28 1.25
100 JPY 0.64 0.63 0.67 0.66 0.71
1 Monthly income statement items
of operations with a functional
currency other than the US dollar
are translated into US dollars
using month-end rates.
Disclosed average rates for
a year represent an average
of
twelve month-end rates, weighted according to the income and expense volumes of all operations of UBS AG with the
same functional currency for each month. Weighted average rates for individual business divisions
may deviate from the weighted average rates for UBS AG.